Description of Business (Details)	Apr. 10, 2025 $ / shares shares
Description of Business [Line Items]
Par value of authorized share capital (in Dollars per share) | $ / shares	$ 0.00001
Class A Ordinary Shares [Member]
Description of Business [Line Items]
Common stock shares authorized	4,000,000,000
Common stock outstanding stock split ratio	3.3593
Class B Ordinary Shares [Member]
Description of Business [Line Items]
Common stock shares authorized	1,000,000,000